Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

June 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.9%
Long-Term Municipal Bonds – 89.8%
Alabama – 3.0%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$12,000	$12,696,100
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-D 4.771% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,090,834
5.50%, 06/01/2049	11,435	12,061,089
Series 2024-B 5.00%, 10/01/2055	3,615	3,805,854
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	2,830	2,976,065
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	3,100	3,247,046
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 5.121% (SOFR + 2.20%), 04/01/2054(a)	10,000	10,176,702
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	925,531
4.00%, 02/01/2040	2,680	2,432,060
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	10,000	10,513,851
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	4,920	5,020,018
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	3,685	3,961,287
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	3,140	3,244,067
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	43,868,745
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,373,546

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	$13,025	$13,662,307

		141,055,102

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	1,595	1,659,222

Arizona – 2.1%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,050,418
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	2,000	60,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	11,680	11,887,630
Series 2024 4.00%, 06/01/2049	12,580	12,550,239
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,671,680
2.542%, 07/01/2033	5,000	4,287,549
2.642%, 07/01/2034	10,000	8,423,460
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	661,909
5.00%, 07/01/2031	850	932,782
5.00%, 07/01/2032	825	901,418
Series 2020-A 5.00%, 07/01/2030	500	551,591
5.00%, 07/01/2031	650	713,304
5.00%, 07/01/2032	400	437,051
5.00%, 07/01/2033	490	531,704
Series 2021-A 5.00%, 07/01/2039	1,720	1,815,859
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2019-B 5.00%, 07/01/2025	1,250	1,250,000
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,264,741
2.171%, 07/01/2033	5,000	4,173,974

	Principal Amount (000)	U.S. $ Value

Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	$1,805	$1,967,553
5.00%, 07/15/2038	5,500	5,942,645
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	13,000	13,267,427
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	1,000	1,007,749
5.00%, 12/01/2039	1,000	1,050,664
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2024 5.00%, 06/15/2034(b)	1,250	1,286,251
State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2025	5,000	5,000,000
5.00%, 07/01/2027	5,500	5,753,553
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 5.25%, 08/01/2042	2,125	2,213,832
5.25%, 08/01/2043	2,750	2,849,087

		97,504,070

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,900	2,059,937
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	2,780	2,745,811

		4,805,748

California – 8.0%
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	10,000	10,523,422
Series 2024 5.00%, 08/01/2055	2,500	2,634,891
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,175	1,212,411
Series 2025-A 5.00%, 01/01/2056	1,500	1,548,118
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,479,216

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	$11,115	$11,779,584
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.551% (SOFR + 1.63%), 07/01/2053(a)	5,000	5,000,888
4.591% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,006,881
Series 2024-E 5.00%, 02/01/2055	1,400	1,479,248
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,360	1,457,935
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2025 5.00%, 03/01/2056	2,810	2,983,630
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	8,015	8,525,030
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	18,035	13,491,316
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	5,005	5,622,609
California Health Facilities Financing Authority (Prerefunded - US Treasuries) Series 2021 3.00%, 08/15/2054	1,525	1,524,899
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	9,517	9,526,954
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	3,270	3,051,377
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	15,646	15,586,913
Series 2021-2, Class X 0.825%, 03/25/2035(f)	9,482	387,817
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,772	3,515,664
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	5,000	3,991,729

	Principal Amount (000)	U.S. $ Value

Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	$2,000	$2,131,787
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	1,500	1,601,050
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025 5.25%, 05/15/2044	4,015	4,157,775
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	875	765,204
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	13,250	10,455,229
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	5,500	4,177,021
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	12,800	9,964,024
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	7,000	5,420,768
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,412,785
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	6,545	4,870,288
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,475	2,252,097

	Principal Amount (000)	U.S. $ Value

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue) Series 2021-A 4.00%, 06/01/2037	$6,165	$6,201,499
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2028	1,600	1,682,064
Series 2022-C 5.00%, 07/01/2038	1,000	1,046,580
5.00%, 07/01/2042	1,400	1,442,778
Series 2023-E 5.00%, 07/01/2038	2,005	2,116,611
Series 2024-A 5.00%, 07/01/2040	2,680	2,807,407
Series 2024-B 5.00%, 07/01/2036	2,000	2,151,714
5.00%, 07/01/2037	4,000	4,272,523
5.00%, 07/01/2039	2,640	2,777,022
Series 2024-C 5.00%, 07/01/2041	2,000	2,085,614
Series 2024-D 5.00%, 07/01/2043	7,165	7,421,181
Series 2024-E 5.00%, 07/01/2039	4,530	4,776,494
BAM Series 2025-A 5.25%, 07/01/2044	2,250	2,380,910
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-B 5.00%, 07/01/2042	1,075	1,064,874
Series 2020-B 5.00%, 07/01/2039	2,000	2,063,695
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-B 5.00%, 07/01/2040	2,075	2,142,844
Series 2022-D 5.00%, 07/01/2041	1,140	1,182,834
Series 2023-A 5.00%, 07/01/2041	1,285	1,339,063
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.646% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	15,000	13,553,556
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2042	20,735	20,795,440
Series 2025 5.25%, 07/01/2041(g)	1,600	1,688,596
5.25%, 07/01/2045(g)	1,550	1,602,113

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport (San Francisco Intl Airport) Series 2020-E 5.00%, 05/01/2037	$9,645	$9,929,384
Series 2023-E 5.25%, 05/01/2034	22,275	24,619,484
5.25%, 05/01/2035	10,870	11,916,797
Series 2024 5.00%, 05/01/2038	7,000	7,298,194
5.25%, 05/01/2042	10,000	10,287,253
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	2,990	3,279,100
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	7,000	7,361,730
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,335	2,523,215
5.00%, 07/01/2039	6,485	6,822,910
5.00%, 07/01/2041	2,355	2,450,854
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	10,961,608
5.00%, 09/01/2043	10,000	10,568,073
5.10%, 03/01/2029	2,000	2,066,457
6.00%, 03/01/2033	1,000	1,086,773
University of California (University of California) Series 2023-B 5.00%, 05/15/2042	5,000	5,281,519
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	3,000	3,044,444

		373,631,767

Colorado – 2.2%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2023-B 5.00%, 11/15/2029	3,250	3,465,883
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	10,000	10,060,035
5.00%, 12/01/2026	16,080	16,440,298
5.00%, 12/01/2028	16,105	16,986,884
5.00%, 12/01/2029	9,560	10,009,627

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(b)	$2,100	$2,125,018
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	3,000	3,209,776
5.00%, 08/01/2035	1,995	2,070,540
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,380,686
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	3,250	3,261,350
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.691% (SOFR + 0.75%), 09/01/2039(a)	4,000	3,976,600
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	2,139	1,792,985
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	1,603	1,602,722
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	10,000	10,583,938
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	12,305,866
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	1,630	1,701,860
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	646	482,085
5.00%, 12/15/2026	270	277,658
AG Series 2020 5.00%, 12/01/2027	305	318,895
5.00%, 12/01/2030	385	413,236
5.00%, 12/01/2033	285	302,205
5.00%, 12/01/2050	300	290,523

		104,058,670

	Principal Amount (000)	U.S. $ Value

Connecticut – 2.5%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2028	$1,000	$1,044,359
Series 2017-B 5.00%, 08/15/2025	1,085	1,087,483
5.00%, 08/15/2026	4,500	4,612,475
5.00%, 08/15/2027	6,610	6,902,309
Series 2017-C 5.00%, 08/15/2026	2,480	2,541,986
5.00%, 08/15/2027	2,605	2,720,199
5.00%, 08/15/2028	1,620	1,686,078
City of Bridgeport CT (Prerefunded - US Treasuries) Series 2017-B 5.00%, 08/15/2027	755	791,814
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018-K1 5.00%, 07/01/2026	1,000	1,009,221
5.00%, 07/01/2027	1,100	1,126,330
5.00%, 07/01/2028	1,100	1,136,595
5.00%, 07/01/2029	1,200	1,236,434
5.00%, 07/01/2037	1,500	1,505,926
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	19,535	19,410,701
State of Connecticut (Prerefunded - Others) Series 2015-B 5.00%, 06/15/2032	7,345	7,356,516
State of Connecticut (State of Connecticut) Series 2015-F 5.00%, 11/15/2027	1,570	1,581,521
Series 2016-A 5.00%, 03/15/2029	14,500	14,725,508
Series 2018-C 5.00%, 06/15/2026	5,500	5,615,705
Series 2020-A 5.00%, 01/15/2040	2,565	2,655,939
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2021-A 5.00%, 05/01/2041	2,840	2,959,846
Series 2021-D 4.00%, 11/01/2039	1,060	1,037,181
Series 2023-A 5.25%, 07/01/2042	10,000	10,712,607

	Principal Amount (000)	U.S. $ Value

Town of Stratford CT (Town of Stratford CT) BAM Series 2019 5.00%, 01/01/2030	$2,035	$2,098,740
5.00%, 01/01/2031	3,890	4,008,476
5.00%, 01/01/2032	3,890	4,002,504
5.00%, 01/01/2033	3,555	3,649,303
University of Connecticut (University of Connecticut) Series 2022-A 5.00%, 05/01/2040	7,065	7,437,436

		114,653,192

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2020 4.00%, 09/01/2030	575	577,460
5.00%, 09/01/2050	1,000	952,941

		1,530,401

District of Columbia – 1.2%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2035	10,000	11,218,486
Series 2025-A 5.00%, 06/01/2044	9,000	9,360,913
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.00%, 10/01/2025	1,000	1,004,357
5.00%, 10/01/2033	17,600	19,141,457
5.00%, 10/01/2034	2,000	2,140,595
5.00%, 10/01/2036	8,500	8,973,046
5.00%, 10/01/2040	1,675	1,713,790
5.00%, 10/01/2044	2,000	2,002,137
Series 2025-A 5.00%, 10/01/2035(g)	2,000	2,163,158

		57,717,939

Florida – 4.7%
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2043	2,420	2,459,088
5.00%, 11/15/2044	2,000	2,021,967
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Foundation) Series 2017 5.00%, 08/15/2031	5,000	5,175,372
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	443,836
Zero Coupon, 09/01/2035	650	421,163

	Principal Amount (000)	U.S. $ Value

County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	$1,250	$1,222,474
County of Broward FL Convention Center Hotel Revenue (County of Broward FL Convention Center Hotel Revenue) Series 2022 5.00%, 01/01/2035	2,685	2,932,625
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2040	2,460	2,573,968
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2027	4,650	4,817,279
5.00%, 10/01/2035	23,870	25,454,646
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2021 4.00%, 10/01/2038	2,490	2,459,424
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2029	5,500	5,811,007
5.00%, 10/01/2038	2,535	2,604,873
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	735	602,952
Zero Coupon, 10/01/2031	905	709,422
Zero Coupon, 10/01/2032	500	374,308
Zero Coupon, 10/01/2033	1,210	857,316
Zero Coupon, 10/01/2034	1,260	853,447
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(b)	1,000	1,007,355
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	25,000	27,001,475
Duval County School Board (Prerefunded - US Treasuries) Series 2015-B 5.00%, 07/01/2026	4,280	4,280,000
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	13,920	13,818,223
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	2,000	1,992,082

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.125%, 06/01/2040(b)	$3,675	$3,603,938
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.50%, 06/15/2038(b)	2,000	2,115,928
6.625%, 06/15/2043(b)	2,195	2,306,490
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2026	1,750	1,759,047
5.00%, 10/01/2028	1,015	1,019,120
Series 2021 1.425%, 10/01/2026	3,000	2,895,768
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2043	10,000	10,380,972
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2025	5,700	5,721,676
Series 2024 5.00%, 10/01/2034	4,285	4,642,485
5.00%, 10/01/2035	2,000	2,151,893
5.00%, 10/01/2036	1,235	1,310,582
Greater Orlando Aviation Authority (Prerefunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029	3,000	3,134,389
5.00%, 10/01/2030	6,250	6,529,978
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	6,500	6,728,587
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	2,000	2,237,443
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,482,269
JEA Electric System Revenue (JEA Electric System Revenue) Series 2017-B 5.00%, 10/01/2030	1,185	1,236,686
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,635	1,697,495

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	$2,975	$2,985,092
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	7,953,579
5.00%, 07/01/2029	6,215	6,346,997
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	2,860	3,052,659
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2035	8,565	8,603,781
5.00%, 10/01/2040	1,345	1,351,090
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2029	3,000	3,087,365
5.00%, 01/01/2030	3,180	3,263,827
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2015 5.00%, 10/01/2031	2,000	2,006,533
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	4,800	4,901,950
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	957,418
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c) (d) (e)	1,905	1,104,900
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,356,904
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(b)	995	1,003,525

		220,824,668

Georgia – 2.3%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2035	1,565	1,652,214
5.00%, 07/01/2036	2,845	2,988,287
5.00%, 07/01/2037	2,535	2,643,327
5.00%, 07/01/2039	2,765	2,839,263
5.00%, 07/01/2040	7,105	7,248,890
5.00%, 07/01/2041	7,460	7,555,287

	Principal Amount (000)	U.S. $ Value

Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	$1,000	$1,014,261
5.00%, 04/01/2027	250	258,983
5.00%, 04/01/2028	250	263,871
5.00%, 04/01/2029	300	321,243
5.00%, 04/01/2030	225	243,994
5.00%, 04/01/2031	250	270,752
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(b)	1,000	1,007,695
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2026	300	306,147
5.00%, 10/01/2027	270	280,197
5.00%, 10/01/2028	320	336,322
5.00%, 10/01/2029	375	398,496
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,489,547
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,455	1,510,391
Series 2023-A 5.00%, 06/01/2053	22,965	24,073,725
Series 2024-E 5.00%, 05/01/2055	2,535	2,667,928
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.641% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,024,248
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	4,745	5,031,323
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2036	1,100	1,253,661
5.00%, 07/01/2037	1,100	1,257,551
5.00%, 07/01/2038	2,350	2,669,425
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2042	1,500	1,542,578
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	25,000	27,771,570

		105,921,176

	Principal Amount (000)	U.S. $ Value

Guam – 0.0%
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	$700	$713,718

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2038	2,200	2,422,465
City & County of Honolulu HI (City & County of Honolulu HI) Series 2024-A 5.25%, 07/01/2043	1,000	1,076,141
5.25%, 07/01/2044	1,000	1,070,829
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041	3,030	3,093,831
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,765	2,725,352

		10,388,618

Illinois – 5.4%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	2,265	2,265,000
Series 2015-C 5.25%, 12/01/2035	1,000	1,000,019
Series 2018-A 5.00%, 12/01/2026	1,000	1,013,490
Series 2021-A 5.00%, 12/01/2037	3,750	3,766,769
Series 2023 5.25%, 04/01/2034	2,125	2,310,906
Series 2023-A 5.00%, 12/01/2034	7,000	7,212,414
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2016-C 5.00%, 01/01/2027	3,020	3,052,641
Series 2018-A 5.00%, 01/01/2039	6,000	6,022,512
Series 2022 4.00%, 01/01/2042	3,160	2,875,665
5.00%, 01/01/2029	500	524,898
5.00%, 01/01/2030	800	848,143
5.00%, 01/01/2033	890	951,305
5.00%, 01/01/2040	1,850	1,879,986

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2041	$2,000	$2,018,428
5.00%, 01/01/2042	2,200	2,206,606
Series 2024-A 5.00%, 01/01/2036	1,180	1,243,445
5.00%, 01/01/2037	2,500	2,620,779
5.00%, 01/01/2038	2,500	2,603,307
5.00%, 01/01/2039	1,600	1,651,189
5.25%, 01/01/2040	4,000	4,207,761
Series 2024-C 5.00%, 01/01/2034	3,000	3,222,732
5.25%, 01/01/2041	2,250	2,355,695
Series 2024-E 5.00%, 01/01/2029	2,885	3,028,662
BAM Series 2017-F 4.25%, 01/01/2042	2,000	1,894,087
City of Chicago IL (City of Chicago IL) Series 2025-B 5.50%, 01/01/2040	2,000	2,082,952
County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	2,140	2,146,404
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2025	400	400,390
5.00%, 08/01/2026	450	457,616
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	2,300	2,229,843
Series 2025 4.80%, 12/01/2043(b) (g)	1,000	1,012,355
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2025	350	350,080
5.00%, 09/01/2026	675	678,909
5.00%, 09/01/2031	1,000	1,007,298
5.00%, 09/01/2034	600	592,826
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	3,200	3,202,448
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,003,950
5.00%, 11/15/2028	1,250	1,255,014
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	10,000	9,235,147
Illinois Housing Development Authority (FCR 2019-A) Series 2019-A, Class 1 3.87%, 11/15/2035(b)	23,562	21,229,200

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (FCR 2019-C) Series 2019-C, Class 1 3.87%, 11/15/2035(b)	$5,560	$5,009,551
Illinois Housing Development Authority (FCR 2019-D) Series 2019-D, Class 1 3.87%, 11/01/2051(b)	5,077	4,574,239
Illinois Housing Development Authority (FCR 2019-E) Series 2019-E, Class 1 3.87%, 11/15/2035(b)	3,319	2,990,122
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2015-A 5.00%, 02/01/2027	16,370	16,389,084
5.00%, 02/01/2028	13,565	13,579,905
5.00%, 02/01/2029	12,885	12,898,064
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority)
Series 2009 6.184%, 01/01/2034	2,669	2,858,204
Series 2021-A 5.00%, 01/01/2041	27,195	28,176,013
Series 2024-A 5.00%, 01/01/2037	4,380	4,761,449
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2007-B 5.25%, 12/01/2035	4,835	5,586,160
Series 2009 5.72%, 12/01/2038	2,000	2,067,308
State of Illinois (State of Illinois) Series 2016 5.00%, 02/01/2029	1,100	1,126,609
Series 2017-D 5.00%, 11/01/2028	1,675	1,734,797
Series 2019-B 4.00%, 11/01/2033	9,000	8,974,601
Series 2020 5.50%, 05/01/2039	1,500	1,571,215
Series 2022-B 5.25%, 10/01/2037	4,000	4,244,325
Series 2024 5.00%, 02/01/2038	9,000	9,463,101
Series 2024-B 5.00%, 05/01/2039	2,250	2,334,878
5.00%, 05/01/2040	1,765	1,817,259
5.00%, 05/01/2041	7,530	7,678,861
5.25%, 05/01/2042	8,500	8,784,953

		254,281,569

	Principal Amount (000)	U.S. $ Value

Indiana – 0.9%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (e)	$159	$16
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	14,460	14,685,988
Series 2025 4.20%, 06/01/2044	1,820	1,817,341
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028	1,175	1,259,634
5.00%, 10/01/2029	1,425	1,554,312
5.00%, 10/01/2030	1,000	1,104,535
5.00%, 10/01/2032	1,715	1,924,237
5.00%, 10/01/2034	800	908,326
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2026	790	794,244
5.00%, 04/01/2027	830	849,674
5.00%, 04/01/2028	875	905,814
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	10,966,624
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	1,895	1,774,472
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,700	1,510,229

		40,055,446

Iowa – 0.1%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 12/01/2050	5,450	5,814,897

Kansas – 0.1%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	2,000	2,004,685
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	165	172,226
6.50%, 11/15/2042(b)	1,610	1,672,557

		3,849,468

Kentucky – 1.7%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,718,394

	Principal Amount (000)	U.S. $ Value

Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2040	$2,910	$3,029,861
5.25%, 01/01/2042	2,860	2,929,827
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,033,857
5.00%, 08/15/2041	1,260	1,265,258
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	8,963,483
5.00%, 06/01/2030	5,870	5,978,901
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	20,065	21,199,589
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.901% (SOFR + 1.98%), 04/01/2054(a)	20,000	20,000,000
5.25%, 04/01/2054	5,280	5,641,124
Kentucky Turnpike Authority (Kentucky Turnpike Authority) Series 2016-A 5.00%, 07/01/2025	2,515	2,515,000
5.00%, 07/01/2027	5,075	5,165,759

		81,441,053

Louisiana – 1.3%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	2,000	1,473,442
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax (Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax) Series 2015 5.00%, 08/01/2027	6,450	6,460,210
5.00%, 08/01/2028	2,535	2,538,776
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	5,533	5,610,933
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(b)	1,000	1,005,855
6.00%, 06/15/2045(b)	1,000	1,004,354

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	$22,000	$22,064,968
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2034	1,835	1,965,766
5.00%, 01/01/2039	1,340	1,380,013
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)	3,030	3,226,890
6.10%, 12/01/2040(b)	2,595	2,763,550
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,700	1,696,211
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.573% (SOFR + 0.50%), 05/01/2043(a)	10,095	10,077,940

		61,268,908

Maine – 0.0%
Maine Municipal Bond Bank (Maine Municipal Bond Bank) Series 2014-A 5.00%, 09/01/2025	1,000	1,001,383

Maryland – 1.0%
County of Frederick MD (Prerefunded - US Treasuries) Series 2019-A 5.00%, 08/01/2027	165	172,561
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	10,000	10,100,178
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	1,365	1,465,074
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	3,000	3,254,880
5.00%, 06/01/2041	2,465	2,605,975
5.00%, 06/01/2042	2,335	2,439,881
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	3,600	4,040,448

	Principal Amount (000)	U.S. $ Value

State of Maryland (State of Maryland) Series 2017-B 5.00%, 08/01/2025	$16,380	$16,406,934
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2029	700	744,182
5.00%, 08/01/2036	1,000	1,039,609
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 09/01/2025	6,550	6,572,652

		48,842,374

Massachusetts – 1.6%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	3,000	3,003,223
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2017-D 5.00%, 02/01/2036	4,435	4,525,691
Series 2022-B 4.11%, 07/15/2031	2,396	2,390,330
Series 2024-A 5.00%, 01/01/2040	5,000	5,366,747
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-A 5.00%, 07/01/2043	2,000	2,101,407
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,950,662
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2016-E 5.00%, 07/01/2025	1,750	1,750,000
Series 2023 5.00%, 07/01/2026	1,000	1,018,570
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,000	1,015,339
Massachusetts Development Finance Agency (Mass General Brigham) Series 2017-S1 5.00%, 07/01/2025	7,565	7,565,000
5.00%, 07/01/2029	9,000	9,405,478
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2020-A 5.00%, 10/15/2025	5,000	5,027,776

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	$950	$1,014,778
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,465,004
5.00%, 07/01/2030	2,100	2,155,707
5.00%, 07/01/2032	2,000	2,042,171
5.00%, 07/01/2033	2,000	2,035,325
AG Series 2020-C 5.00%, 10/01/2026	325	332,785
5.00%, 10/01/2027	440	459,757
5.00%, 10/01/2028	500	531,078
5.00%, 10/01/2029	295	317,619
5.00%, 10/01/2030	315	342,832
5.00%, 10/01/2031	375	406,281
5.00%, 10/01/2032	245	263,572
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2015-C 5.00%, 08/15/2027	5,000	5,005,862
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) AG Series 2007-B 5.25%, 08/01/2025	12,510	12,533,670

		74,026,664

Michigan – 2.9%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.655% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	14,000	13,810,187
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	3,295	3,319,828
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2024-A 5.00%, 07/01/2035	2,100	2,344,926
Series 2025-A 5.00%, 07/01/2035	2,365	2,658,178
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	48,940,987
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	4,340	4,052,792
4.00%, 06/01/2035	1,000	971,556

	Principal Amount (000)	U.S. $ Value

4.00%, 06/01/2036	$1,000	$962,714
4.00%, 06/01/2037	1,000	950,886
4.00%, 06/01/2038	1,000	938,219
4.00%, 06/01/2039	2,000	1,852,011
5.00%, 06/01/2026	1,290	1,304,575
5.00%, 06/01/2028	1,000	1,033,344
5.00%, 06/01/2029	2,000	2,082,769
5.00%, 06/01/2031	745	781,227
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,602,242
Series 2014-B 5.00%, 07/01/2027	4,990	4,997,912
5.00%, 07/01/2031	2,460	2,463,303
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2025	3,000	3,007,503
5.50%, 12/01/2026	4,500	4,513,757
5.50%, 12/01/2027	2,720	2,732,632
Michigan State Hospital Finance Authority (Ascension Health Credit Group) Series 2019 5.00%, 11/01/2025	2,315	2,329,295
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2025	2,200	2,211,377
5.00%, 06/30/2026	2,400	2,428,860
5.00%, 12/31/2026	5,770	5,876,953
5.00%, 06/30/2027	7,635	7,839,726
5.00%, 12/31/2027	5,770	5,932,156
5.00%, 06/30/2028	4,645	4,796,988

		136,736,903

Minnesota – 0.3%
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	3,250	3,321,026
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	3,250	3,307,845
5.25%, 01/01/2044	2,000	2,049,182
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	5,425	5,481,742

	Principal Amount (000)	U.S. $ Value

Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	$1,000	$832,914

		14,992,709

Mississippi – 0.2%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2033	1,630	1,764,075
State of Mississippi (Prerefunded - US Treasuries) Series 2015-A 4.00%, 10/01/2031	5,525	5,539,194

		7,303,269

Missouri – 0.4%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2028	1,375	1,415,569
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,292,798
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2039	5,000	4,826,063
Series 2021-C 5.00%, 05/01/2052	2,320	2,443,264
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	775	802,662
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2022-A 5.00%, 05/01/2038	1,710	1,829,030
5.00%, 05/01/2039	3,100	3,293,270

		18,902,656

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2026	3,190	3,217,026
5.00%, 02/15/2027	6,950	7,151,836
5.00%, 02/15/2028	2,375	2,442,065

		12,810,927

Nebraska – 0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,255,533

	Principal Amount (000)	U.S. $ Value

Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	$10,000	$10,442,827
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	3,005	3,180,629

		18,878,989

Nevada – 0.3%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2026	2,930	2,971,556
County of Clark NV (Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue) Series 2024 4.00%, 07/01/2041	4,640	4,333,882
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2016-B 5.00%, 06/01/2028	4,590	4,675,601
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2035	1,175	1,241,521
5.25%, 07/01/2038	1,430	1,531,996

		14,754,556

New Hampshire – 1.7%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	6,962	6,454,501
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	2,000	1,932,355
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	678	673,438
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	6,877	6,865,007
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(b)	1,000	1,007,975

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	$956	$952,254
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,000,260
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.75%, 06/20/2041	1,185	1,189,558
Series 2025-A Zero Coupon, 02/01/2035(b)	2,325	1,268,874
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	8,730	8,631,695
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	24,015	23,254,208
Series 2022-1, Class X 0.35%, 09/20/2036(f)	19,235	378,502
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,632	9,069,302
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	5,555	5,298,762
Series 2024-1, Class X 0.547%, 07/01/2051(f)	7,190	264,063
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	4,966	4,544,066
Series 2024-2, Class X 0.595%, 08/20/2039(f)	4,966	197,077
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	1,080	1,090,366
5.875%, 12/15/2033(b)	3,315	3,325,849
Series 2025-1, Class A1 4.168%, 01/20/2041	998	947,484
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018-A 4.00%, 11/01/2027(b)	2,250	2,248,607
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	828	827,254

		81,421,457

	Principal Amount (000)	U.S. $ Value

New Jersey – 5.3%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	$1,300	$1,324,363
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026(h)	5,930	6,016,065
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	7,755	7,752,384
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	500	500,650
5.50%, 01/01/2027	1,000	1,001,503
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2025	2,750	2,754,653
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2026	3,500	3,505,874
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2024-S 5.00%, 06/15/2027	3,000	3,126,318
5.00%, 06/15/2033	2,065	2,275,343
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,360	3,361,138
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,068,249
5.00%, 06/15/2028	975	992,078
Series 2018-A 5.00%, 06/15/2029	3,050	3,101,126
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 5.00%, 06/15/2033	3,885	4,063,969
AG Series 2006-C Zero Coupon, 12/15/2033	6,600	4,871,589
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2029	1,525	1,644,007
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,041,418

	Principal Amount (000)	U.S. $ Value

5.00%, 12/15/2029	$38,555	$41,071,870
5.00%, 12/15/2030	5,885	6,238,571
5.00%, 12/15/2032	5,230	5,486,139
5.00%, 12/15/2033	7,230	7,540,238
Series 2023-B 5.00%, 06/15/2041	9,685	10,021,667
5.00%, 06/15/2042	2,915	2,995,386
5.00%, 06/15/2043	1,505	1,539,172
Series 2024-A 4.00%, 06/15/2042	7,570	6,936,773
5.00%, 06/15/2037	8,000	8,605,185
5.00%, 06/15/2042	3,550	3,657,186
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2014-A 5.00%, 01/01/2027	1,800	1,803,296
Series 2017-B 5.00%, 01/01/2029	10,000	10,519,802
Series 2024-A 5.00%, 01/01/2032	11,235	12,537,096
5.00%, 01/01/2033	2,000	2,246,262
5.00%, 01/01/2034	2,100	2,367,270
Series 2024-C 5.00%, 01/01/2043	7,500	7,829,756
5.00%, 01/01/2044	2,500	2,598,452
Series 2025-A 5.00%, 01/01/2045	5,500	5,736,892
Series 2025-C 5.00%, 01/01/2031(g)	2,000	2,186,290
AG Series 2005-D3 5.25%, 01/01/2026	13,215	13,364,252
South Jersey Transportation Authority (South Jersey Transportation Authority) BAM Series 2022 5.00%, 11/01/2036	450	478,738
5.00%, 11/01/2037	400	422,116
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026	3,000	3,031,678
5.00%, 06/01/2027	4,000	4,090,533
5.00%, 06/01/2028	2,140	2,208,847
5.00%, 06/01/2035	2,620	2,663,100
Series 2018-B 5.00%, 06/01/2046	9,955	9,590,680

		246,167,974

New Mexico – 0.1%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	5,000	5,299,287

	Principal Amount (000)	U.S. $ Value

New York – 10.0%
City of New York NY (City of New York NY) Series 2015-A 5.00%, 08/01/2025	$6,720	$6,730,842
Series 2019-E 5.00%, 08/01/2025	6,100	6,109,842
Series 2020-A 5.00%, 08/01/2026	3,130	3,208,256
Series 2021 1.396%, 08/01/2027	18,750	17,741,904
County of Nassau NY (County of Nassau NY) Series 2024-A 5.00%, 04/01/2042	8,815	9,315,344
5.00%, 04/01/2044	4,120	4,305,287
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,505	4,395,860
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2036	6,880	7,028,667
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028	20,070	20,583,461
Series 2017 5.00%, 11/15/2025	7,190	7,238,428
Series 2017-C 5.00%, 11/15/2029	22,370	23,351,291
5.00%, 11/15/2030	13,755	14,324,527
5.00%, 11/15/2031	5,505	5,719,322
5.00%, 11/15/2033	8,500	8,772,660
Series 2025 5.00%, 11/15/2044	4,060	4,115,721
BAM Series 2024-A 4.00%, 11/15/2048	6,500	5,592,332
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	10,650	12,139,846
5.00%, 06/15/2035	2,000	2,236,748
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	7,250	7,931,059
5.00%, 11/01/2038	17,000	18,420,675
5.00%, 11/01/2039	3,400	3,642,619
Series 2025 5.00%, 05/01/2044	3,000	3,115,317
5.00%, 05/01/2045	4,985	5,153,203
Series 2025-H 5.00%, 11/01/2043	1,010	1,053,611
5.00%, 11/01/2044	5,140	5,337,577

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	$10,245	$10,530,930
Series 2018-S 5.00%, 07/15/2031	18,035	18,996,614
5.00%, 07/15/2032	15,945	16,739,190
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-A 5.00%, 08/01/2033	4,860	5,031,269
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	400	399,984
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,928,616
2.80%, 09/15/2069	11,555	10,535,212
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	14,878,820
Series 2018-C 5.00%, 03/15/2040	6,990	7,123,910
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	10,433,307
Series 2021-A 4.00%, 03/15/2039	1,825	1,773,090
Series 2021-E 4.00%, 03/15/2037	19,200	19,070,147
Series 2022-A 4.00%, 03/15/2039	3,500	3,397,934
Series 2024-A 5.00%, 03/15/2042	5,000	5,228,169
5.00%, 03/15/2046	2,840	2,909,773
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	22,110	22,649,199
5.00%, 01/01/2029	27,145	27,783,013
Series 2023 5.625%, 04/01/2040	7,000	7,194,232
6.00%, 04/01/2035	5,000	5,438,768
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	7,015	7,055,448
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	2,095	2,028,312

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026	$4,000	$4,084,180
Series 2019 4.00%, 11/01/2037	2,915	2,814,566
Series 2021-2 4.00%, 07/15/2037	2,980	2,946,052
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,000	1,036,294
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2027	1,045	1,072,347
5.00%, 06/01/2029	2,080	2,178,417
5.00%, 06/01/2033	2,395	2,517,898
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	12,391,859
2.591%, 05/15/2036	2,000	1,630,295
Series 2022 3.998% (SOFR + 1.05%), 04/01/2026(a)	14,000	13,999,763
Series 2023 5.00%, 11/15/2041	4,025	4,249,794
Series 2024 5.00%, 11/15/2033	5,000	5,677,268
5.00%, 11/15/2035	2,000	2,256,255

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	2,500	2,640,686

		470,186,010

North Carolina – 0.5%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	5,390	5,392,081
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.00%, 07/01/2035	1,740	1,830,473
5.00%, 07/01/2036	1,500	1,566,286
5.00%, 07/01/2037	1,250	1,295,765
5.25%, 07/01/2038	1,200	1,258,196
5.25%, 07/01/2039	1,300	1,354,215
5.25%, 07/01/2040	3,220	3,332,830
5.25%, 07/01/2042	1,140	1,161,010
AG Series 2023 5.00%, 07/01/2036	650	682,178
5.00%, 07/01/2037	1,400	1,457,389
5.00%, 07/01/2038	420	432,940
5.25%, 07/01/2041	1,000	1,030,734
5.25%, 07/01/2042	1,000	1,023,240

		21,817,337

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	$2,000	$2,021,787
5.00%, 06/01/2030	3,000	3,018,316
5.00%, 06/01/2031	1,665	1,672,074

		6,712,177

Ohio – 1.8%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2037	2,000	1,901,105
4.00%, 06/01/2038	1,000	935,396
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2045	3,205	3,276,837
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2026	2,700	2,757,278
5.00%, 08/01/2027	8,465	8,827,494
5.00%, 08/01/2028	1,955	2,054,258
5.00%, 08/01/2042	3,055	3,059,450
Series 2020 5.00%, 12/01/2028	5,400	5,753,887
5.00%, 12/01/2029	1,565	1,687,996
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2026	2,745	2,765,891
5.00%, 02/15/2027	2,710	2,775,727
County of Franklin OH (Nationwide Children’s Hospital) Series 2017-A 5.00%, 11/01/2031	1,000	1,040,679
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,028,503
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 5.50%, 12/01/2027	440	444,493
6.375%, 12/01/2037	5,000	5,262,915
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,057,326
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 04/01/2028	10,400	10,331,883
3.70%, 07/01/2028	1,750	1,736,436
3.75%, 01/01/2029	6,000	5,946,161

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2035	$1,195	$1,236,752
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2028	1,425	1,509,827
5.00%, 10/01/2037	1,270	1,369,465
5.00%, 10/01/2038	1,335	1,426,671
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,078,444
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	3,025	3,099,794
Series 2014 4.939%, 09/01/2032	3,335	3,439,125
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	5,000	5,588,593

		84,392,386

Oklahoma – 0.5%
Comanche County Memorial Hospital (Comanche County Memorial Hospital) Series 2015 5.00%, 07/01/2026	1,235	1,235,103
5.00%, 07/01/2028	1,280	1,280,375
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	4,000	3,772,902
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,358,549
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	3,250	3,374,656
Series 2025-B 5.00%, 01/01/2032(g)	2,500	2,730,123
5.00%, 01/01/2039(g)	1,055	1,138,223
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	3,225	3,562,130

		21,452,061

	Principal Amount (000)	U.S. $ Value

Oregon – 0.5%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	$415	$452,053
5.00%, 08/15/2031	1,245	1,343,028
5.00%, 08/15/2033	1,030	1,100,343
5.00%, 08/15/2034	875	928,707
5.00%, 08/15/2035	755	795,320
5.00%, 08/15/2036	1,300	1,360,360
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	7,155	6,710,041
Series 2023 5.25%, 07/01/2041	4,455	4,615,884
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,249,884
Tri-County Metropolitan Transportation District of Oregon (Tri-County Metropolitan Transportation District of Oregon) Series 2018-A 5.00%, 10/01/2028	2,335	2,457,542
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,000	813,780

		22,826,942

Other – 0.4%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.685%, 10/25/2040	992	1,010,550
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	2,095	2,085,341
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	9,971	10,037,888
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	6,488	6,432,166

		19,565,945

Pennsylvania – 6.4%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.62% (RFUCCT1Y + 0.70%), 11/15/2047(a)	10,000	9,886,380

	Principal Amount (000)	U.S. $ Value

Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2040	$2,000	$2,012,350
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	870	874,666
City of Philadelphia PA (City of Philadelphia PA) Series 2017-A 5.00%, 08/01/2028	12,310	12,790,209
Series 2019-A 5.00%, 08/01/2026	1,420	1,454,238
Series 2025-A 5.00%, 08/01/2042	4,500	4,720,725
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2021 5.00%, 07/01/2028	10,350	10,858,979
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2016 5.00%, 10/01/2025	7,750	7,787,461
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2019 5.00%, 07/15/2025	4,700	4,703,729
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,000,000
AG Series 2022 4.00%, 07/01/2038	10,000	9,623,678
4.00%, 07/01/2039	10,000	9,490,746
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2031	210	223,902
5.00%, 05/01/2032	300	321,245
5.00%, 05/01/2033	400	429,006
5.00%, 05/01/2034	420	451,760
5.00%, 05/01/2044	1,300	1,296,123
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	1,415	1,433,950
5.00%, 12/01/2032	2,750	2,796,913
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,426,218
5.00%, 09/01/2027	1,750	1,827,732
5.00%, 09/01/2028	1,500	1,592,133

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2029	$3,000	$3,162,622
5.00%, 09/01/2030	3,000	3,155,837
Series 2019 5.00%, 09/01/2030	1,710	1,827,126
5.00%, 09/01/2032	1,200	1,273,509
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,555,929
5.50%, 06/30/2039	5,455	5,747,343
5.50%, 06/30/2040	5,000	5,232,490
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,663,625
5.00%, 12/31/2026	4,500	4,566,997
5.00%, 06/30/2027	12,450	12,602,567
5.00%, 12/31/2027	6,000	6,075,038
5.00%, 06/30/2028	10,790	10,916,168
5.00%, 12/31/2028	8,910	9,009,744
5.00%, 06/30/2042	1,015	991,952
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.62% (MUNIPSA + 0.70%), 11/15/2047(a)	15,140	15,043,985
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	2,000	1,802,395
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2017 4.00%, 08/15/2042	2,720	2,515,428
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2026	10,210	10,291,665
Series 2016-A 5.00%, 12/01/2041	5,000	4,971,985
Series 2017-B 5.00%, 06/01/2028	7,025	7,298,832
5.00%, 06/01/2030	6,255	6,487,363
Series 2019 5.00%, 12/01/2029	8,000	8,518,381
Series 2022-A 5.00%, 12/01/2036	1,000	1,089,500
Series 2024 5.00%, 12/01/2038	2,100	2,254,629

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 2.77% (MUNIPSA + 0.85%), 07/15/2041(a)	$24,000	$23,956,488
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	655	670,684
5.00%, 08/01/2040	3,445	3,346,217
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027	835	868,026
5.00%, 11/01/2028	1,000	1,052,768
5.00%, 11/01/2029	1,000	1,062,790
5.00%, 11/01/2030	1,750	1,852,075
5.00%, 11/01/2031	1,685	1,773,270
5.00%, 11/01/2032	1,810	1,895,189
5.00%, 11/01/2033	1,750	1,820,488
5.00%, 11/01/2034	2,110	2,185,862
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.873% (SOFR + 0.80%), 09/01/2040(a) (b)	26,000	25,701,260
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2023-A 5.25%, 09/01/2038	2,000	2,155,495
5.25%, 09/01/2039	3,695	3,944,978

		301,342,843

Puerto Rico – 0.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,346	930,750
5.625%, 07/01/2029	1,982	2,090,631
Series 2022-C Zero Coupon, 11/01/2043	3,857	2,372,088
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,932,219
3.75%, 07/01/2027(b)	2,000	1,881,448
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	5,150	5,139,124
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,250	2,273,901

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	$2,000	$2,217,937

		18,838,098

Rhode Island – 0.1%
Providence Public Building Authority (City of Providence RI Lease) AG Series 2020-A 5.00%, 09/15/2032	2,195	2,325,354

South Carolina – 3.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	50,000	53,678,905
Series 2023-B 4.821% (SOFR + 1.90%), 02/01/2054(a)	18,000	18,535,624
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	7,460	7,885,120
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	3,000	3,004,430
5.00%, 12/01/2027	2,500	2,503,536
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	3,500	3,649,813
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c) (d) (e)	1,445	158,950
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	2,890	2,634,008
5.00%, 11/01/2034	10,000	11,074,355
5.00%, 11/01/2039	18,615	19,487,409
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,612,513
South Carolina Ports Authority (Prerefunded - US Treasuries) Series 2015 5.25%, 07/01/2055	3,240	3,240,000

	Principal Amount (000)	U.S. $ Value

South Carolina Ports Authority (South Carolina Ports Authority) Series 2018 5.00%, 07/01/2025	$1,190	$1,190,000
5.00%, 07/01/2031	1,945	2,016,461
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2030	1,435	1,447,716
5.00%, 12/01/2034	1,000	1,004,760
Series 2020-A 5.00%, 12/01/2043	1,800	1,807,407
Series 2021-A 4.00%, 12/01/2035	3,000	2,985,269
Series 2021-B 5.00%, 12/01/2043	6,350	6,415,094
Series 2024-A 5.00%, 12/01/2038	1,900	2,024,611
Series 2024-B 4.125%, 12/01/2044	1,200	1,089,863
5.00%, 12/01/2041	1,100	1,140,893
Series 2025-B 5.00%, 12/01/2044	3,695	3,761,276

		158,348,013

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,508,571
5.00%, 09/01/2030	3,625	3,733,612

		7,242,183

Tennessee – 2.1%
City of Memphis TN (City of Memphis TN) Series 2024-B 5.00%, 04/01/2041	7,040	7,379,340
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	5,500	6,018,820
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 5.00%, 01/01/2041	5,570	5,963,004
Metropolitan Government of Nashville & Davidson County TN (Prerefunded - US Treasuries) Series 2015-C 4.50%, 07/01/2034	10,000	10,000,000

	Principal Amount (000)	U.S. $ Value

Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2039	$2,500	$2,666,049
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	21,150	22,198,255
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	43,555	44,909,182

		99,134,650

Texas – 5.0%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.125%, 06/15/2034(b)	850	833,450
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(b)	2,000	2,000,149
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.00%, 06/01/2042(b)	1,000	1,002,973
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2022-A 4.00%, 08/15/2042	1,895	1,770,043
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	3,100	3,322,298
Series 2024-C 5.00%, 08/15/2038	7,700	8,227,921
City of Austin TX (City of Austin TX) Series 2015 5.00%, 09/01/2026	8,000	8,028,152
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2039	2,260	2,317,382
City of Dallas TX (City of Dallas TX) Series 2023-A 5.00%, 02/15/2039	2,000	2,115,168
5.00%, 02/15/2043	6,700	6,881,543
City of Dallas TX Waterworks & Sewer System Revenue (City of Dallas TX Waterworks & Sewer System Revenue) Series 2015-A 5.00%, 10/01/2025	3,885	3,905,109

	Principal Amount (000)	U.S. $ Value

City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2022 5.00%, 03/01/2037	$4,275	$4,536,335
5.00%, 03/01/2039	3,880	4,055,094
City of Frisco TX (City of Frisco TX) Series 2024 5.00%, 02/15/2042	1,140	1,194,172
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2025	2,000	2,002,694
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2021-A 4.00%, 07/01/2041	1,140	1,036,201
AG Series 2023 5.00%, 07/01/2032	12,095	13,071,149
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,182,013
Series 2024-B 5.50%, 07/15/2036	3,745	3,895,345
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-A 5.25%, 02/01/2043	5,000	5,290,179
Crowley Independent School District (Prerefunded - US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	4,980	4,983,889
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023-C 5.00%, 11/01/2028	6,500	6,848,676
5.00%, 11/01/2032	5,500	5,971,209
Denton Independent School District (Denton Independent School District) Series 2016 5.00%, 08/15/2027	1,220	1,234,928
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2039	5,000	5,221,631
5.00%, 08/15/2040	2,000	2,071,503
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 2.77% (MUNIPSA + 0.85%), 07/01/2049(a)	7,545	7,548,293
Series 2024 5.00%, 07/01/2034	3,875	4,306,498
5.00%, 07/01/2036	7,300	7,945,322

	Principal Amount (000)	U.S. $ Value

Harris County Hospital District (Harris County Hospital District) Series 2016 5.00%, 02/15/2027	$2,465	$2,492,376
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A 5.00%, 12/01/2028	200	208,399
5.00%, 12/01/2029	500	525,953
5.00%, 12/01/2030	500	529,813
5.00%, 12/01/2031	500	532,625
5.00%, 12/01/2032	795	843,580
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	608,417
5.00%, 10/15/2029	600	608,820
5.00%, 10/15/2030	1,000	1,013,440
5.00%, 10/15/2031	1,020	1,032,271
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,068,633
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	10,680	10,694,840
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,505,009
5.00%, 08/15/2026	2,000	2,044,878
5.00%, 08/15/2028	2,750	2,859,867
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	1,300	1,260,758
Series 2022 4.00%, 01/01/2032	840	789,146
4.00%, 01/01/2037	1,155	1,004,549
New Hope Cultural Education Facilities Finance Corp. (Prerefunded - Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,167,425
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(b)	1,500	1,473,751
6.25%, 07/01/2045(b)	1,155	1,058,379
North Texas Tollway Authority (North Texas Tollway Authority) Series 2024-B 5.00%, 01/01/2034	23,690	26,386,817

	Principal Amount (000)	U.S. $ Value

Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(b)	$1,285	$1,227,797
10.00%, 07/01/2026(b)	2,000	2,020,634
State of Texas (State of Texas) Series 2021-B 4.00%, 08/01/2026	2,335	2,337,248
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2015 5.00%, 10/01/2025	3,035	3,050,657
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.939% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	2,000	2,006,766
Series 2012-C 3. 713% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	3,990	3,992,077
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	7,500	7,972,124
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2042	2,900	3,026,697
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2025	1,000	1,006,043
University of Houston (University of Houston) Series 2022-A 5.00%, 02/15/2040	1,750	1,826,676

		233,975,784

Utah – 1.2%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2021-A 4.00%, 07/01/2040	2,615	2,420,176
5.00%, 07/01/2029	3,365	3,558,655
5.00%, 07/01/2030	7,670	8,187,888
Series 2023-A 5.00%, 07/01/2032	9,270	10,018,152
BAM Series 2018-A 5.00%, 07/01/2043	17,000	16,951,609

	Principal Amount (000)	U.S. $ Value

Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	$1,600	$1,498,554
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	5,000	5,213,417
5.00%, 07/01/2042	2,360	2,413,736
Series 2024-A 5.00%, 07/01/2039	2,915	3,054,368
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,307,243

		54,623,798

Virginia – 1.1%
County of Fairfax VA (County of Fairfax VA) Series 2024-A 5.00%, 10/01/2025	2,750	2,764,265
Federal Home Loan Mortgage Corp. VA FEDMFH (FHLMC Multifamily VRD Certificates) 2.625%, 06/15/2035(b)	9,170	8,026,094
Series 2019M 2.60%, 09/15/2033	9,100	7,881,079
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035	4,610	3,903,047
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,009,619
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	4,345	3,516,255
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2030	2,000	2,006,903
4.00%, 01/01/2032	5,030	5,004,250
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,464,813
5.00%, 01/01/2030	1,650	1,738,445
5.00%, 01/01/2031	1,250	1,315,794
5.00%, 01/01/2033	1,750	1,835,348
5.00%, 01/01/2034	1,600	1,671,363
5.00%, 01/01/2035	1,570	1,630,631
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	6,000	6,001,728

		49,769,634

	Principal Amount (000)	U.S. $ Value

Washington – 3.1%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	$5,000	$5,094,504
Central Puget Sound Regional Transit Authority (Prerefunded - US Treasuries) Series 2015 4.00%, 11/01/2050	7,625	7,655,894
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	3,025	3,025,000
Series 2021 5.00%, 07/01/2040	5,120	5,357,916
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2038	4,015	4,034,531
Series 2019 5.00%, 04/01/2034	1,000	1,033,895
Series 2021 4.00%, 08/01/2041	5,000	4,413,474
5.00%, 08/01/2033	5,000	5,309,377
Series 2022 5.00%, 08/01/2042	5,000	5,025,784
Series 2024 5.25%, 07/01/2043	4,140	4,252,260
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	6,835	6,915,526
5.00%, 12/01/2038	6,775	6,852,957
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	10,000	9,616,835
State of Washington (State of Washington) Series 2020-R 5.00%, 07/01/2025	6,500	6,500,000
Series 2022-R 5.00%, 07/01/2025	10,000	10,000,000
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,175	2,108,492
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2025	2,000	2,003,585
5.00%, 08/15/2027	2,175	2,261,547
5.00%, 08/15/2028	3,700	3,785,756
5.00%, 08/15/2030	8,005	8,151,162

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	$8,590	$8,593,813
5.00%, 08/15/2029	16,560	16,566,044
5.00%, 08/15/2030	6,400	6,401,795
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(b)	2,025	2,141,450
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	4,689	4,408,820
Series 2021-1, Class X 0.727%, 12/20/2035(f)	3,099	122,113
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	3,285	3,084,135

		144,716,665

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	10,795	9,903,546

Wisconsin – 2.5%
State of Wisconsin (Prerefunded - US Treasuries) Series 2019-A 5.00%, 05/01/2027	12,500	13,014,395
5.00%, 05/01/2028	12,000	12,493,819
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054	10,000	10,902,412
Wisconsin Center District (Wisconsin Center District) AG Series 2020-C Zero Coupon, 12/15/2028	1,075	955,838
Zero Coupon, 12/15/2030	2,140	1,755,627
Zero Coupon, 12/15/2032	2,800	2,107,795
Zero Coupon, 12/15/2034	2,500	1,707,492
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 2.10% (MUNIPSA + 0.18%), 08/15/2054(a)	4,000	3,966,717
Series 2023 5.00%, 08/15/2054	5,000	5,078,236
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	960	957,379

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	$2,500	$2,520,025
4.00%, 10/15/2035	1,000	1,000,900
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b) (g)	1,465	1,490,093
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	892,400
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2040	3,750	3,725,738
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,008,619
5.50%, 02/01/2042(b)	6,955	7,057,419
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,275,960
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,698	1,143,470
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	742	549,733
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,800	1,829,360
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	5,891,476
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	2,403	2,402,926
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,100	1,089,928
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	548,885
4.00%, 02/01/2036	3,335	2,929,618
4.00%, 02/01/2038	3,575	3,038,439
4.00%, 02/01/2040	3,945	3,242,628
Series 2022 5.00%, 02/01/2031	3,375	3,365,730
5.00%, 02/01/2032	2,545	2,530,535

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	$3,360	$3,365,626
5.00%, 10/01/2026(b)	3,605	3,648,012
5.00%, 10/01/2029(b)	835	862,787
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,300	1,285,866
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	4,120	3,884,320

		118,520,203

Total Long-Term Municipal Bonds (cost $4,299,150,201)		4,208,008,409

Short-Term Municipal Notes – 5.1%
Arizona – 0.1%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 4.00%, 01/01/2046(i)	2,785	2,785,000

California – 0.7%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 3.20%, 10/01/2054(i)	2,000	2,000,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026(g)	23,785	24,264,503
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.37%, 10/01/2047(b) (i)	5,000	5,000,000

		31,264,503

Colorado – 0.3%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 4.00%, 01/01/2039(i)	5,025	5,025,000

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 4.00%, 12/01/2052(i)	$7,555	$7,555,000

		12,580,000

District of Columbia – 0.2%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 4.00%, 08/15/2038(i)	11,675	11,675,000

Florida – 0.4%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.90%, 11/15/2042(i)	19,765	19,765,000

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.65%, 03/01/2048(i)	5,025	5,025,000

Illinois – 0.1%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.90%, 11/15/2037(i)	5,000	5,000,000

Kentucky – 0.0%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 4.00%, 10/01/2039(i)	2,000	2,000,000

Michigan – 0.1%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 3.85%, 07/01/2041(i)	7,175	7,175,000

New Jersey – 1.0%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	15,825	15,939,155
City of Jersey City NJ (City of Jersey City NJ) Series 2024-D 4.50%, 10/22/2025	20,000	20,078,880
Township of East Brunswick NJ (Township of East Brunswick NJ) Series 2024-A 4.50%, 07/15/2025	9,000	9,005,503

		45,023,538

	Principal Amount (000)	U.S. $ Value

New York – 0.7%
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025	$7,000	$7,010,977
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	11,330	11,412,658
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 2.90% (MUNIPSA + 0.98%), 05/01/2026(a)	15,400	15,400,000

		33,823,635

Ohio – 0.4%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.90%, 11/15/2045(i)	14,535	14,535,000
State of Ohio (University Hospitals Health System Obligated Group) Series 2018 3.85%, 01/15/2046(i)	3,300	3,300,000

		17,835,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.60%, 08/01/2034(i)	4,400	4,400,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.37%, 03/01/2029(i)	12,955	12,955,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.37%, 03/01/2029(i)	15,515	15,515,000

		28,470,000

South Carolina – 0.2%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	8,000	8,016,905

Texas – 0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 2.00%, 02/15/2036(i)	270	270,000

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.1%
Public Finance Authority (Kaiser Obligated Group) Series 2023-B 4.00%, 10/01/2055(i)	$3,100	$3,100,000

Total Short-Term Municipal Notes (cost $238,185,572)		238,208,581

Total Municipal Obligations (cost $4,537,335,773)		4,446,216,990

CORPORATES - INVESTMENT GRADE – 1.1%
Industrial – 1.1%
Consumer Non-Cyclical – 1.0%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,716,141
1.777%, 11/15/2030	5,000	4,394,050
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,476,580
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,894,120
Novant Health, Inc. 2.637%, 11/01/2036	19,100	15,027,689
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	8,190,900
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,093,880

		45,793,360

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(b)	5,000	4,964,450
4.625%, 04/15/2029(b)	2,300	2,233,185

		7,197,635

Total Corporates - Investment Grade (cost $62,643,245)		52,990,995

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Agency CMBS – 0.7%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(f)	7,710	352,662
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,897	1,555,777
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,757	3,791,698
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,202	5,918,141

	Principal Amount (000)	U.S. $ Value

Series 2022-ML13, Class XCA 0.964%, 07/25/2036(f)	$1,962	$104,719
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(f)	3,631	241,443
Series 2024-ML21, Class AUS 4.615%, 08/25/2041	8,347	8,566,308
Series 2024-ML24, Class AUS 4.30%, 05/25/2041	10,512	10,039,078

		30,569,826

Non-Agency Fixed Rate CMBS – 0.0%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(f)	9,645	413,765
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(f)	9,859	974,730

		1,388,495

Total Commercial Mortgage-Backed Securities (cost $35,798,180)		31,958,321

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Communications - Media – 0.1%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b) (cost $7,730,000)	7,730	6,879,777

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $3,511,298)	3,512	3,561,192

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.17% (CME Term SOFR + 6.86%), 08/25/2028(a) (cost $128,524)	125	128,698

Total Investments – 96.9% (cost $4,647,147,020)(j)		4,541,735,973
Other assets less liabilities – 3.1%		145,495,463

Net Assets – 100.0%		$4,687,231,436

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.18%	USD	42,240	$(3,240,282)	$(1,981,093)	$ (1,259,189)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	95,110	10/15/2028	CPI#	2.565%	Maturity	$ (115,239)	$—	$(115,239)
USD	83,000	10/15/2029	2.569%	CPI#	Maturity	(91,583)	—	(91,583)
USD	81,000	10/15/2029	2.485%	CPI#	Maturity	234,794	—	234,794
USD	65,040	10/15/2029	2.516%	CPI#	Maturity	92,339	—	92,339
USD	64,980	10/15/2029	2.451%	CPI#	Maturity	292,853	—	292,853
USD	64,980	10/15/2029	2.499%	CPI#	Maturity	144,970	—	144,970
USD	99,890	10/15/2030	CPI#	2.531%	Maturity	90,673	—	90,673

						$648,807	$—	$648,807

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,900	07/31/2029	1 Day SOFR	4.461%	Annual	$1,201,408	$—	$1,201,408
USD	21,100	10/15/2029	1 Day SOFR	3.785%	Annual	228,278	—	228,278
USD	38,000	10/15/2030	1 Day SOFR	4.092%	Annual	1,127,666	—	1,127,666
USD	61,200	06/15/2034	3.543%	1 Day SOFR	Annual	510,079	7,033	503,046
USD	41,630	08/15/2034	3.194%	1 Day SOFR	Annual	1,921,185	—	1,921,185
USD	29,900	08/15/2034	3.304%	1 Day SOFR	Annual	1,154,466	—	1,154,466

						$6,143,082	$7,033	$6,136,049

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	57,160	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$3,721,110	$—	$3,721,110

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $340,759,302 or 7.3% of net assets.

(c)	Non-income producing security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$2,077,317	$60,000	0.00%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	1,104,900	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	158,950	0.00%

(e)	Defaulted.
(f)	IO - Interest Only.
(g)	When-Issued or delayed delivery security.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2025.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,544,273 and gross unrealized depreciation of investments was $(132,708,543), resulting in net unrealized depreciation of $(96,164,270).

As of June 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.2% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty, Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,208,008,409	$—	$4,208,008,409
Short-Term Municipal Notes	—	238,208,581	—	238,208,581
Corporates - Investment Grade	—	52,990,995	—	52,990,995
Commercial Mortgage-Backed Securities	—	31,958,321	—	31,958,321
Corporates - Non-Investment Grade	—	6,879,777	—	6,879,777
Asset-Backed Securities	—	3,561,192	—	3,561,192
Collateralized Mortgage Obligations	—	128,698	—	128,698

Total Investments in Securities	—	4,541,735,973	—	4,541,735,973
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	855,629	—	855,629
Centrally Cleared Interest Rate Swaps	—	6,143,082	—	6,143,082
Interest Rate Swaps	—	3,721,110	—	3,721,110
Liabilities:
Centrally Cleared Credit Default Swaps	—	(3,240,282)	—	(3,240,282)
Centrally Cleared Inflation (CPI) Swaps	—	(206,822)	—	(206,822)

Total	$—	$4,549,008,690	$—	$4,549,008,690

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.